General and administrative expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Selling, general and administrative expense [abstract]
Wages & employee benefits	$ 2,012,451	$ 1,917,963
Consultancy fees	1,033,921	1,336,019
Professional & legal fees	988,210	1,650,061
Directors' fees	341,283	360,984
Depreciation of property and equipment	476,142	577,062
Depreciation of right of use asset	154,599	169,457
Amortization of intangible assets	67,919	90,247
Provision for VAT receivables	470,263	839,758
Impairment of deposit	400,000	0
Share based payments expense	0	32,457
Travel	109,826	251,306
Audit & accountancy fees	417,772	130,976
Insurance	590,283	911,013
Rent	216,014	226,332
Laboratory costs	255,015	638,822
Other administrative expenses	475,732	427,146
Total general and administrative expenses	$ 8,009,430	$ 9,559,603